Financial instruments and related disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and related disclosures

44. Financial instruments and related disclosures
The objective of GSK’s Treasury activities is to minimise the net cost of financial operations and reduce its volatility to benefit earnings and cash flows. GSK uses a variety of financial
instruments to finance its operations and derivative financial instruments to manage market risks from these operations.
Derivatives principally comprise foreign exchange forward
contracts and swaps which are used to swap borrowings and
liquid assets into currencies required for Group purposes as well as interest rate swaps which are used to manage exposure to financial risks from changes in interest rates. These financial instruments reduce the uncertainty of foreign currency
transactions and interest payments.
Derivatives are used exclusively for hedging purposes in
relation to underlying business activities and not as trading or speculative instruments.
Capital management
GSK’s financial strategy supports the Group’s strategic
priorities and is regularly reviewed by the Board. GSK manages the capital structure of the Group through an appropriate mix of debt and equity.
The capital structure of the Group consists of net debt of £13 billion (2023: £15 billion) (see Note 30, ‘Net debt’) and total equity, including items related to non-controlling interests, of
£13 billion (2023: £13 billion ) (see ‘Consolidated statement of changes in equity’ on page 184). Total capital, including that provided by non-controlling interests, is £26 billion (2023:
£28 billion).
The Group continues to manage its financial policies to a credit profile that particularly targets ratings of at least A2/A (Moody's/
S&P), through the cycle. The Group’s long-term credit rating with Standard & Poor’s is A (stable outlook) and with Moody’s
Investor Services is A2 (stable outlook). The Group’s short-term credit ratings are A-1 and P-1 with Standard & Poor’s and
Moody’s respectively.
Liquidity risk management
GSK’s policy is to borrow centrally in order to meet anticipated funding requirements. The strategy is to diversify liquidity sources using a range of facilities and to maintain broad access to financial markets. Each day, GSK sweeps cash to or from a number of global subsidiaries and central Treasury accounts for liquidity management purposes. GSK utilises both physical and notional cash pool arrangements as appropriate by location
and currency. For notional cash pools, liquidity is drawn against foreign currency balances to provide both local funding and
central liquidity as required and with balances actively
managed and maintained to appropriate levels. As balances in notional pooling arrangements are not settled across
currencies, gross cash and overdraft balances are reported.
At 31 December 2024, GSK had £2.3 billion (2023: £2.8 billion)
of borrowings repayable within one year and held £3.9 billion
(2023: £3.0 billion) of cash and cash equivalents and liquid investments of which £3.1 billion (2023: £2.2 billion) was held centrally.
GSK has access to short-term finance under a $10 billion (£8 billion) US commercial paper programme. There was no US
commercial paper in issue at 31 December 2024 (2023: $850
million (£667 million)). Maximum drawdowns under the US
Commercial Paper programme during the year were
$1,315 million (£1,048 million) (2023: $3,262 million (£2,579 million)). GSK has access to short-term finance under a £5
billion Euro commercial paper programme. There was no Euro
Commercial paper in issue at 31 December 2024 (2023: €170
million (£148 million)). Maximum drawdowns under the Euro
Commerical Paper programme during the year were €170
million (£145 million) (2023: €927 million (£800 million)).
GSK has £1.6 billion of three-year and $2.2 billion (£1.8 billion)
of 364 day committed facilities. These committed facilities were undrawn at 31 December 2024. GSK considers this level of
committed facilities to be adequate, given current liquidity requirements.
GSK has a £20 billion Euro Medium Term Note programme and
at 31 December 2024, £9.2 billion of notes were in issue under this programme. The Group also had $7.5 billion (£5.9 billion)
of notes in issue at 31 December 2024 under a US shelf
registration. GSK’s borrowings mature at dates between 2025
and 2045.
The put option owned by Pfizer in ViiV Healthcare is
exercisable. In reviewing liquidity requirements GSK considers that sufficient financing options are available should the put option be exercised.
Market risk
Interest rate risk management
GSK’s objective is to minimise the effective net interest cost and to balance the mix of debt at fixed and floating rates over time.
The Group’s main interest rate risk arises from borrowings and investments with floating rates and refinancing of maturing fixed rate debt where any changes in interest rates will affect future cash flows or the fair values of financial instruments. The policy on interest rate risk management limits the net amount of
floating rate debt to a specific cap, reviewed and agreed no less than annually by the Board.
The majority of debt is issued at fixed interest rates and
changes in the floating rates of interest do not significantly affect the Group’s net interest charge. Short-term borrowings including bank facilities are exposed to the risk of future
changes in market interest rates as are the majority of cash and liquid investments.
44. Financial instruments and related disclosures continued
Foreign exchange risk management
The Group’s objective is to minimise the exposure of overseas operating subsidiaries to transaction risk by matching local currency income with local currency costs where possible.
Foreign currency transaction exposures arising on external and internal trade flows are selectively hedged. GSK’s internal
trading transactions are matched centrally and inter-company payment terms are managed to reduce foreign currency risk.
Where possible, GSK manages the cash surpluses or
borrowing requirements of subsidiary companies centrally using forward contracts to hedge future repayments back into the
originating currency.
In order to reduce foreign currency translation exposure, the
Group seeks to denominate borrowings in the currencies of our principal assets and cash flows. These are primarily
denominated in US Dollars, Euros and Sterling. Borrowings can
be swapped into other currencies as required.
Borrowings denominated in, or swapped into, foreign
currencies that match investments in overseas Group assets
may be treated as a hedge against the relevant assets.
Forward contracts in major currencies are also used to reduce exposure to the Group’s investment in overseas assets (see
‘Net investment hedges’ section of this note for further details).
Credit risk
Credit risk is the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group and arises on cash and cash equivalents and favourable
derivative financial instruments held with banks and financial institutions as well as credit exposures to wholesale and retail customers, including outstanding receivables.
The Group considers its maximum credit risk at 31 December
2024 to be £9,986 million (31 December 2023: £9,528 million)
which is the total of the Group’s financial assets with the
exception of ’Other investments’ (comprising equity
investments) which bear equity risk rather than credit risk. See page 249 for details on the Group’s total financial assets. At
31 December 2024, GSK’s greatest concentration of credit risk was £1.1 billion with a wholesaler in the US (2023: £1.2 billion with a wholesaler in the US). See page 247 for further
information on the Group’s credit risk exposure in respect of the three largest US wholesaler customers.
There has been no change in the estimation techniques or
significant assumptions made during the current and prior
reporting periods in assessing the loss allowance for financial assets at amortised cost or at FVTOCI.
Treasury-related credit risk
GSK sets global counterparty limits for each of GSK’s banking and investment counterparties based on long-term credit
ratings from Moody’s and Standard & Poor’s. Usage of these
limits is actively monitored.
GSK actively manages its exposure to credit risk, reducing
surplus cash balances wherever possible. This is part of GSK’s strategy to regionalise cash management and to concentrate
cash centrally as much as possible. The table below sets out the credit exposure to counterparties by rating for liquid
investments, cash and cash equivalents and derivatives.
The gross asset position on each derivative contract is
considered for the purpose of this table, although, under ISDA agreements, the amount at risk is the net position with each counterparty. Table (e) on page 257 sets out the Group’s
financial assets and liabilities on an offset basis.
44. Financial instruments and related disclosures continued
At 31 December 2024, £24 million (2023: £44 million) of cash is categorised as held with unrated or sub-investment grade rated counterparties (lower than BBB-/Baa3). This exposure is concentrated in overseas banks used for local cash management or investment purposes, including: £14 million with Halk Bank in the UK; £5 million in Honduras held with Banco de America Central and Banco de Honduras; £1 million in Ecuador held with Banco De La Produccion; and £1 million in Brazil held with Banco
Bradesco,  Itau Unibanco, Banco Do Brasil and Caixa Ecomonica Federal. Of the £80 million (2023: £55 million) of bank balances and deposits held with BBB/Baa rated counterparties, £41 million was held with BBB-/Baa3 rated counterparties, including balances or deposits of £33 million with Banca Popolare Di Sondrio in the UK; £5 million with OTP Bank in Russia; £2 million with
State Bank of India in India and £1 million with Banco De Credito Del Peru in Peru. These banks are used for local investment purposes.
GSK measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during 2024.
Credit ratings are assigned by Standard & Poor’s and Moody’s respectively. Where the opinions of the two rating agencies differ,
GSK assigns the lower rating of the two to the counterparty. Where local rating agency or Fitch data is the only source available, the ratings are converted to global ratings equivalent to those of Standard & Poor’s or Moody’s using published conversion tables.
These credit ratings form the basis of the assessment of the expected credit loss on Treasury-related balances held at amortised cost being bank balances and deposits and Government securities.

2024	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	36	2,450	80	24	2,590
US Treasury and Treasury repo only money market funds	300	–	–	–	–	300
Liquidity funds	980	–	–	–	–	980
Government securities	–	21	–	–	–	21
Third-party financial derivatives	–	–	110	–	–	110
Total	1,280	57	2,560	80	24	4,001

2023	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	28	1,815	55	44	1,942
US Treasury and Treasury repo only money market funds	155	–	–	–	–	155
Liquidity funds	839	–	–	–	–	839
Government securities	–	42	–	–	–	42
Third-party financial derivatives	–	–	130	–	–	130
Total	994	70	1,945	55	44	3,108
GSK’s centrally managed cash reserves amounted to £3.1
billion (2023: £2.2 billion) at 31 December 2024, all available within three months. This includes £1.9 billion (2023: £2.0
billion) of cash managed by the Group for ViiV Healthcare, a
78.3% (2023: 78.3%) owned subsidiary. The Group has
invested centrally managed liquid assets in bank deposits, Aaa/
AAA rated US Treasury and Treasury repo only money market
funds and Aaa/AAA rated liquidity funds.
Wholesale and retail credit risk
Outside the US, no customer accounts for more than 5% of the
Group’s trade receivables balance.
In the US, in line with other pharmaceutical companies, the
Group sells its products through a small number of wholesalers in addition to hospitals, pharmacies, physicians and other
groups. Sales to the three largest wholesalers amounted to
approximately 77% (2023: 79%) of the sales of the US
Commercial Operations business in 2024.
At 31 December 2024, the Group had trade receivables due
from these three wholesalers totalling £2,766 million or 50% of total trade receivables (2023: £3,319 million or 56%). The
Group is exposed to a concentration of credit risk in respect of these wholesalers such that, if one or more of them encounters financial difficulty, it could materially and adversely affect the
Group’s financial results.
This concentration of trade receivables is reflective of standard market practice in the US pharmaceuticals sector where a
significant portion of sales are made to these three
wholesalers, as disclosed in Note 6 'Turnover and segment
information'. GSK’s assessment is that there is limited credit risk associated with these customers.
The Group’s credit risk monitoring activities relating to these wholesalers include a review of their quarterly financial
information and Standard & Poor’s credit ratings, development of GSK internal risk ratings, and establishment and periodic review of credit limits.
All new customers are subject to a credit vetting process and existing customers will be subject to a review at least annually.
The vetting process and subsequent reviews involve obtaining information including the customer’s status as a government or private sector entity, audited financial statements, credit bureau reports, debt rating agency (e.g. Moody’s, Standard & Poor’s)
reports, payment performance history (from trade references, industry credit groups) and bank references.
44. Financial instruments and related disclosures continued
Trade receivables consist of amounts due from a large number of customers, spread across diverse industries and
geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where
appropriate, credit insurance is purchased or factoring
arrangements put in place.
The amount of information obtained is proportional to the level of exposure being considered. The information is evaluated
quantitatively (i.e. credit score) and qualitatively (i.e.
judgement) in conjunction with the customer’s credit
requirements to determine a credit limit.
Trade receivables are grouped into customer segments that
have similar loss patterns to assess credit risk while other receivables and other financial assets are assessed
individually. Historical and forward-looking information is
considered to determine the appropriate expected credit loss allowance.
The Group believes there is no further credit risk provision required in excess of the allowance for expected credit losses
(see Note 26, ‘Trade and other receivables’).
Credit enhancements
The Group uses credit enhancements including factoring,
letters of credit and credit insurance to minimise the credit risk of the trade receivables in the Group. At 31 December 2024,
£307 million (2023: £421 million) of trade receivables were
insured in order to protect the receivables from loss due to credit risks such as default, insolvency and bankruptcy.
Each Group entity assesses the credit risk of its private
customers to determine if credit insurance is required.
Factoring arrangements are managed locally by entities and
are used to mitigate risk arising from large credit risk
concentrations. All factoring arrangements are non-recourse.
Fair value of financial assets and liabilities
excluding lease liabilities
The table on page 249 presents the carrying amounts and the
fair values of the Group’s financial assets and liabilities
excluding lease liabilities at 31 December 2024 and
31 December 2023.
The fair values of the financial assets and liabilities are included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following methods and assumptions are used to measure
the fair values of significant financial instruments carried at fair value on the balance sheet:
–Other investments – equity investments traded in an active
market determined by reference to the relevant stock
exchange quoted bid price; other equity investments
determined by reference to the current market value of
similar instruments, recent financing rounds or the
discounted cash flows of the underlying net assets
–Trade receivables carried at fair value – based on invoiced amount
–Interest rate swaps, foreign exchange forward contracts,
swaps and options – based on the present value of
contractual cash ﬂows or option valuation models using
market sourced data (for example exchange rates or interest
rates) at the balance sheet date
–Cash equivalents carried at fair value – based on net asset value of the funds
–Contingent consideration for business acquisitions and
divestments – based on present values of expected future
cash flows.
The following methods and assumptions are used to estimate
the fair values of significant financial instruments which are not measured at fair value on the balance sheet:
–Receivables and payables, including put options, carried at amortised cost – approximates to the carrying amount
–Liquid investments – approximates to the carrying amount
–Cash and cash equivalents carried at amortised cost –
approximates to the carrying amount
–Long-term loans – based on quoted market prices (a level 1
fair value measurement) in the case of European and US
Medium Term Notes; approximates to the carrying amount in
the case of other fixed rate borrowings and floating rate bank loans
–Short-term loans, overdrafts and commercial paper –
approximates to the carrying amount because of the short
maturity of these instruments.
44. Financial instruments and related disclosures continued

		2024		2023
	Notes	Carrying amount £m	Fair value £m	Carrying amount £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	5	5	9	9
Trade and other receivables	b	3,733	3,733	3,829	3,829
Liquid investments		21	21	42	42
Cash and cash equivalents		2,590	2,590	1,942	1,942

Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	843	843	931	931
Trade and other receivables	a,b	2,163	2,163	2,541	2,541

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	a	257	257	2,410	2,410
Other non-current assets	a,b	31	31	18	18
Trade and other receivables	a,b	53	53	23	23
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	75	75	98	98
Cash and cash equivalents	a	1,280	1,280	994	994

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	35	35	32	32
Total financial assets		11,086	11,086	12,869	12,869

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(5,346)	(5,278)	(5,348)	(5,233)
– other bonds		(9,774)	(9,597)	(10,456)	(10,762)
– bank loans and overdrafts		(762)	(762)	(191)	(191)
– commercial paper in a designated hedging relationship		–	–	(148)	(148)
– other commercial paper		–	–	(667)	(667)
– other borrowings		(2)	(2)	(1)	(1)
Total borrowings excluding lease liabilities	f	(15,884)	(15,639)	(16,811)	(17,002)
Trade and other payables	c	(13,160)	(13,160)	(13,383)	(13,383)
Other provisions	c	(182)	(182)	(199)	(199)
Other non-current liabilities	c	(46)	(46)	(54)	(54)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(7,280)	(7,280)	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(35)	(35)	(78)	(78)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(157)	(157)	(36)	(36)
Total financial liabilities excluding lease liabilities		(36,744)	(36,499)	(37,223)	(37,414)

Net financial assets and financial liabilities excluding lease liabilities		(25,658)	(25,413)	(24,354)	(24,545)
The valuation methodology used to measure fair value in the above table is described and categorised on page 248.
Trade and other receivables, Other non-current assets, Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities are reconciled to the relevant Notes on pages 251 to 252.
44. Financial instruments and related disclosures continued
Fair value of investments in GSK shares
At 31 December 2024, the Employee Share Ownership Plan (ESOP) Trusts held GSK shares with a carrying amount of £397 million (2023: £288 million) and a market value of £866 million (2023: £853 million) based on quoted market price. The shares are held by the ESOP Trusts to satisfy future exercises of options and awards under employee incentive schemes. In 2024, the carrying amount, which is the lower of cost or expected proceeds, of these shares has been recognised as a deduction from other reserves. At 31 December 2024, GSK held Treasury shares at a cost of £2,958 million (2023: £3,447 million) which has been deducted from retained earnings.
(a) Financial instruments held at fair value
The following tables categorise the Group’s financial assets and liabilities held at fair value by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (Level 1). Where such prices are not available, the asset or liability is classified as Level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as Level 3. Other investments classified as Level 3 in the tables below comprise equity investments in unlisted entities with which the Group has entered into research collaborations and investments which provide access to biotechnology developments of potential interest.

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	646	–	197	843
Trade and other receivables	–	2,163	–	2,163
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	–	–	257	257
Other non-current assets	–	–	31	31
Trade and other receivables	–	51	2	53
Held for trading derivatives that are not in a designated and effective hedging relationship	–	75	–	75
Cash and cash equivalents	1,280	–	–	1,280
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	35	–	35
	1,926	2,324	487	4,737
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(35)	–	(35)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(157)	–	(157)
	–	(192)	(7,280)	(7,472)

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	741	–	190	931
Trade and other receivables	–	2,541	–	2,541
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	2,204	–	206	2,410
Other non-current assets	–	–	18	18
Trade and other receivables	–	23	–	23
Held for trading derivatives that are not in a designated and effective hedging relationship	–	98	–	98
Cash and cash equivalents	994	–	–	994
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	32	–	32
	3,939	2,694	414	7,047
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(78)	–	(78)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(36)	–	(36)
	–	(114)	(6,662)	(6,776)
44. Financial instruments and related disclosures continued
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2024 £m	2023 £m
At 1 January	(6,248)	(6,411)
Exchange adjustments	(1)	–
Net losses recognised in the income statement	(1,733)	(863)
Net losses recognised in other comprehensive income	(42)	(142)
Contingent consideration related to business acquisitions in the period	(104)	–
Settlement of contingent consideration liabilities	1,254	1,145
Additions	111	57
Disposals and settlements	(30)	(25)
Transfers from Level 3	–	(9)
At 31 December	(6,793)	(6,248)
Of the total net losses of £1,733 million (2023: £863 million) attributable to Level 3 financial instruments which were recognised in the income statement, £1,733 million (2023: £857 million) were in respect of financial instruments which were held at the end of the year and were reported in Other operating income/expense. Charges of £1,533 million (2023: £934 million) arose from remeasurement of the contingent consideration payable for the acquisition of the former Shionogi-ViiV Healthcare joint venture. A remeasurement charge of £215 million (2023: £210 million gain) arose from remeasurement of the contingent consideration payable for the acquisition of the Novartis Vaccines business. A gain of £22 million (2023: £44 million charge) arose on the remeasurement of the Affinivax contingent consideration liability for the year.
Contingent consideration payable for the acquisition of Aiolos, amounting to £96 million, was recognised during the year. Further information on the Aiolos acquisition is provided in Note 41, ‘Acquisitions and disposals’.
There were transfers of £nil out of Level 3 financial instruments in the year (2023: £9 million out of Level 3 financial instruments).
Movements arising on the translation of overseas net assets for consolidation into the Group accounts are recorded as exchange adjustments. Net gains and losses include the impact of other exchange movements.
Financial liabilities measured using Level 3 valuation methods at 31 December included £6,061 million (2023: £5,718 million) in respect of contingent consideration payable for the acquisition in 2012 of the former Shionogi-ViiV Healthcare joint venture. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products and movements in certain foreign currencies. A further £575 million (2023: £424 million) is in respect of contingent consideration for the acquisition in 2015 of the Novartis Vaccines business. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products, the achievement of certain milestone targets and movements in certain foreign currencies. Contingent consideration payable for the acquisition of Affinivax in 2022 of £502 million (2023: £516 million) is recognised at 31 December. This consideration is expected to be paid over a number of years and will vary in line with the achievement of certain development milestones and movements in the USD/GBP exchange rate. Sensitivity analysis on these balances is provided in Note 33, ‘Contingent consideration liabilities’.
(b) Trade and other receivables and Other non-current assets in scope of IFRS 9
The following table reconciles financial instruments within Trade and other receivables and Other non-current assets which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial assets are predominantly non-interest earning.
Non-financial instruments include tax receivables, amounts receivable under insurance contracts, pension surplus balances and prepayments, which are outside the scope of IFRS 9.

				2024						2023
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 26)	53	2,163	3,733	5,949	887	6,836	23	2,541	3,829	6,393	992	7,385
Other non-current assets (Note 24)	31	–	5	36	1,906	1,942	18	–	9	27	1,557	1,584
	84	2,163	3,738	5,985	2,793	8,778	41	2,541	3,838	6,420	2,549	8,969
Trade and other receivables include trade receivables of £5,563 million (2023: £5,905 million). The Group has portfolios in each of the three business models under IFRS 9: £51 million (2023: £23 million), measured at FVTPL, is held to sell the contractual cash flows as the receivables will be sold under a factoring arrangement, £2,163 million (2023: £2,541 million), measured at FVTOCI, is held to either collect or sell the contractual cash flows as the receivables may be sold under a factoring agreement, and £3,349 million (2023: £3,341 million), measured at amortised cost, is held to collect the contractual cash flows and there is no factoring agreement in place.
44. Financial instruments and related disclosures continued
(c) Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities in scope of IFRS 9
The following table reconciles financial instruments within Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial liabilities are predominantly non-interest bearing. Non-financial instruments include payments on account, tax and social security payables and provisions which do not arise from contractual obligations to deliver cash or another financial asset, which are outside the scope of IFRS 9.

			2024					2023
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 29)	–	(13,160)	(13,160)	(2,175)	(15,335)	–	(13,383)	(13,383)	(2,461)	(15,844)
Other provisions (Note 32)	–	(182)	(182)	(2,353)	(2,535)	–	(199)	(199)	(1,040)	(1,239)
Contingent consideration liabilities (Note 33)	(7,280)	–	(7,280)	–	(7,280)	(6,662)	–	(6,662)	–	(6,662)
Other non-current liabilities (Note 34)	–	(46)	(46)	(1,054)	(1,100)	–	(54)	(54)	(1,053)	(1,107)
	(7,280)	(13,388)	(20,668)	(5,582)	(26,250)	(6,662)	(13,636)	(20,298)	(4,554)	(24,852)
(d) Derivative financial instruments and hedging programmes
Derivatives are only used for economic hedging purposes and not as speculative investments and are measured at FVTPL, other than designated and effective hedging instruments. Derivatives are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period, otherwise they are classified as non-current. The Group has the following derivative financial instruments:

	2024 Fair value		2023 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Current
Cash flow hedges – Foreign exchange contracts (net principal amount – £nil (2023: £175 million))	–	–	–	(2)
Net investment hedges – Foreign exchange contracts (net principal amount – £13,206 million (2023: £12,339 million))[1]	35	(157)	32	(34)
Derivatives designated and effective as hedging instruments	35	(157)	32	(36)
Non current
Foreign exchange contracts (net principal amount – £35 million (2023: £nil))	1	–	–	–
Current
Foreign exchange contracts (net principal amount – £8,676 million (2023: £10,375 million))	73	(35)	98	(78)
Embedded and other derivatives	1	–	–	–
Derivatives classified as held for trading	75	(35)	98	(78)
Total derivative instruments	110	(192)	130	(114)
(1)Includes options with net principal amount EUR 1.25 billion
44. Financial instruments and related disclosures continued
Fair value hedges
At 31 December 2024 and 31 December 2023, the Group had no designated fair value hedges.
Net investment hedges
At 31 December 2024, certain foreign exchange contracts were designated as net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro), American (USD),
Singaporean (SGD), Canadian (CAD), Chinese (CNH) and Japanese (JPY) foreign operations as shown in the table below.
The carrying amount of bonds on page 247 included £5,346 million (2023: £5,348 million) that were designated as hedging instruments in net investment hedges.
Cash flow hedges
During 2023 and 2024, the Group entered into forward foreign exchange contracts which have been designated as cash flow hedges. These were entered into to hedge the foreign exchange exposure arising on cash flows from Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term Note programme, and to hedge foreign currency payments due on acquisitions, and collaboration or licensing arrangements.
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps. In addition, the Group carries a balance in reserves that arose from pre-hedging fluctuations in long-term interest rates when pricing bonds issued in prior years and in the current year. The balance is reclassified to finance costs over the life of these bonds.
Foreign exchange risk
In the current year, the Group has designated certain foreign exchange forward contracts and swaps as cash flow and net investment hedges. Foreign exchange derivative financial assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet. The following tables detail the foreign exchange forward contracts and swaps outstanding at the end of the reporting period, as well as information on the related hedged items.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match exactly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
The main source of hedge ineffectiveness in these hedging relationships is the effect of the counterparty and the Group’s own credit risk on the fair value of the foreign exchange forward contracts and swaps, which is not reflected in the fair value of the hedged item attributable to changes in foreign exchange rates. In 2024 another source of ineffectiveness emerged from these hedging relationships namely the principal amount of USD net investment hedges exceeded the hedged item for a period of ten days owing to an adjustment to the USD net assets of the Group because of a change in the provision for the Zantac litigation between quarters but after the financial instruments were entered into with the counterparty. The ineffectiveness recorded for this period was £15 million.  No ineffectiveness was recorded from cash flow hedges in 2024 (2023: £nil). No other ineffectiveness was recorded from net investment hedges (2023: £nil).
In 2024, the movement in the time value of options recognised in reserves is £4 million (2023: £nil) and is accounted for as a cost of hedging.
44. Financial instruments and related disclosures continued

					2024
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.20	EUR	8,201	19	359
	197.82	JPY	84	(1)	13
	1.29	USD	2,417	(66)	(56)
	9.26	CNH	61	(1)	(1)
3 to 6 months	1.31	USD	1,827	(75)	(75)
Over 6 months	1.76	CAD	244	2	17
	1.67	SGD	164	–	3
	1.17	EUR	208	–	1
Borrowings:
Less than 3 months		EUR	–	–	42
3 to 6 months		EUR	623	(622)	28
Over 6 months		JPY	216	(216)	19
		EUR	4,524	(4,508)	157
			18,570	(5,468)	507

	2024
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Net investment hedges
Net investment in foreign operations	(522)	(208)	–

	2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.27	USD	145	(1)	(1)
3 to 6 months	–	–	–	–	–
Over 6 months	1.25	USD	35	(1)	(1)
Sell foreign currency:
Less than 3 months	1.16	EUR	(5)	–	–
			175	(2)	(2)
44. Financial instruments and related disclosures continued

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.15	EUR	9,146	(12)	126
	181.42	JPY	133	(1)	28
	1.27	USD	2,633	8	97
Over 6 months	1.67	CAD	260	2	10
	1.66	SGD	167	1	7
Borrowings:
Less than 3 months		EUR	148	(148)	12
3 to 6 months		–	–	–	–
Over 6 months		JPY	236	(235)	(3)
		EUR	5,127	(5,113)	125
			17,850	(5,498)	402

	2023
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	2	(2)	–
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	–	–	–
Net investment hedges
Net investment in foreign operations	(402)	(725)	–
£nil (2023: £nil million) of balances in the cash flow hedge reserve arise from hedging relationships for which hedge accounting is no longer applied.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

									2024
				Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	8	–	Finance income or expense	–	–	Finance income or expense		(6)	Intangible assets

Net investment hedges
Net investment in foreign operations	522	(15)	Finance income	–	5	Other income or expense		–	–
Time value of options	(4)	–	Finance income or expense	–	–	Other income or expense	–	–	–
44. Financial instruments and related disclosures continued

								2023
				Amount reclassified to profit or loss			Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(41)	–	Finance income or expense	–	–	–	37	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income or expense	–	–	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	402	–	Finance income or expense	–	7	Other income or expense	–	–
Interest rate risk
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps, where at quarterly intervals the difference between fixed contract rates and floating rate interest amounts calculated by reference to the agreed notional principal amounts are exchanged.
There are none of these swaps outstanding at 31 December 2024 or at 31 December 2023.
The only impact on these financial statements of interest rate swaps is where the interest rate risk on an element of future debt issuance has been managed by entering into forward starting interest rate swaps, effectively to lock in the interest rates on the debt in advance. These were closed out at the time of issuing the debt, and the resulting gain or loss held in the Cash flow hedge reserve and reclassified to income statement as the interest payments on the debt impacted the income statement.
Forward starting interest rate swaps
Forward starting interest rate contracts, exchanging floating interest for fixed interest, were designated as cash flow hedges to hedge the interest variability of the interest cash flows associated with future fixed rate debt.
Interest rate swaps
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.
£16 million (2023: £21 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2024
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates: Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense
44. Financial instruments and related disclosures continued

			2023
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates:
Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense
(e) Offsetting of financial assets and liabilities
Financial assets and liabilities are offset and the net amount reported in the balance sheet where there is a legally enforceable right to offset the recognised amounts, and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. There are also arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be offset in certain circumstances, such as bankruptcy or the termination of a contract.
The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2024 and 31 December 2023. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2024	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not set off in the balance sheet £m	Net £m
Financial assets
Trade and other receivables	5,950	(1)	5,949	–	5,949
Derivative financial instruments	110	–	110	(89)	21

Financial liabilities
Trade and other payables	(13,161)	1	(13,160)	–	(13,160)
Derivative financial instruments	(192)	–	(192)	89	(103)

31 December 2023	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	6,394	(1)	6,393	–	6,393
Derivative financial instruments	130	–	130	(108)	22

Financial liabilities
Trade and other payables	(13,384)	1	(13,383)	–	(13,383)
Derivative financial instruments	(114)	–	(114)	108	(6)
Amounts which do not meet the criteria for offsetting on the balance sheet but could be settled net in certain circumstances principally relate to derivative transactions under ISDA (International Swaps and Derivatives Association) agreements where each party has the option to settle amounts on a net basis in the event of default of the other party. As there is presently not a legally enforceable right of offset, these amounts have not been offset in the balance sheet, but have been presented separately in the table above.
44. Financial instruments and related disclosures continued
(f) Debt interest rate repricing table
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2024	2023
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(2,181)	(2,657)
Between one and two years	(1,410)	(1,434)
Between two and three years	(721)	(1,475)
Between three and four years	(2,355)	(740)
Between four and five years	(1,207)	(2,350)
Between five and ten years	(2,738)	(3,031)
Greater than ten years	(5,272)	(5,124)
Total	(15,884)	(16,811)
Original issuance profile:
Fixed rate interest	(15,126)	(15,847)
Floating rate interest	(756)	(964)
Non interest bearing	(2)	–
	(15,884)	(16,811)
44. Financial instruments and related disclosures continued
(g) Sensitivity analysis
The tables below illustrate the estimated impact on the income statement and equity as a result of hypothetical market movements in foreign exchange and interest rates in relation to the Group’s financial instruments. The range of variables chosen for the sensitivity analysis reflects management’s view of changes which are reasonably possible over a one-year period.
Foreign exchange sensitivity
The Group operates internationally and is primarily exposed to foreign exchange risk in relation to Sterling against movements in
US Dollar, Euro and Japanese Yen. Foreign exchange risk arises from the translation of financial assets and liabilities which are not in the functional currency of the entity that holds them. Based on the Group’s net financial assets and liabilities as at 31 December, a weakening and strengthening of Sterling against these currencies, with all other variables held constant, is illustrated in the tables below. The tables exclude financial instruments that expose the Group to foreign exchange risk where this risk is fully hedged with another financial instrument.

	2024	2023
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	106	61
15 cent appreciation of the US Dollar	167	97
10 cent appreciation of the Euro	(42)	(4)
15 cent appreciation of the Euro	(66)	(7)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	–

	2024	2023
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(91)	(52)
15 cent depreciation of the US Dollar	(131)	(76)
10 cent depreciation of the Euro	36	4
15 cent depreciation of the Euro	51	5
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–
The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) foreign operations and cash flow hedges of its foreign exchange exposure arising on Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term
Note programme.

	2024	2023
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(368)	(209)
15 cent appreciation of the US Dollar	(577)	(327)
10 cent appreciation of the Euro	(1,188)	(1,372)
15 cent appreciation in Euro	(1,834)	(2,160)

	2024	2023
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	313	178
15 cent depreciation of the US Dollar	453	258
10 cent depreciation of the Euro	958	1,152
15 cent depreciation of the Euro	1,384	1,662
44. Financial instruments and related disclosures continued
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 30, 'Net debt', adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2024	2023
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent appreciation of the US Dollar	(555)	(622)
15 cent appreciation of the US Dollar	(870)	(974)
10 cent appreciation of the Euro	178	386
15 cent appreciation of the Euro	279	609
10 yen appreciation of the Yen	(5)	(5)
15 yen appreciation of the Yen	(8)	(7)

	2024	2023
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent depreciation of the US Dollar	473	531
15 cent depreciation of the US Dollar	684	769
10 cent depreciation of the Euro	(150)	(325)
15 cent depreciation of the Euro	(217)	(468)
10 yen depreciation of the Yen	5	4
15 yen depreciation of the Yen	7	6
Interest rate sensitivity
The Group is exposed to interest rate risk on its outstanding borrowings and investments where any changes in interest rates will affect future cash flows or the fair values of financial instruments.
The majority of debt is issued at fixed interest rates and changes in the floating rates of interest do not significantly affect the
Group’s net interest charge, although the majority of cash and liquid investments earn floating rates of interest.
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. A 1% (100 basis points) or 1.5% (150 basis points) movement in EUR, USD or Sterling interest rates is not deemed to have a material effect on equity. A 1% (100 basis points) or 1.5% (150 basis points) decrease in
EUR, USD or Sterling interest rates would have an equal and opposite impact to that shown below.

	2024	2023
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	72	41
1.5% (150 basis points) increase in Sterling interest rates	108	62
1% (100 basis points) increase in US Dollar interest rates	(43)	(34)
1.5% (150 basis points) increase in US Dollar interest rates	(64)	(51)
1% (100 basis points) increase in Euro interest rates	(20)	(9)
1.5% (150 basis points) increase in Euro interest rates	(30)	(13)
44. Financial instruments and related disclosures continued
(h) Contractual cash flows for non-derivative financial liabilities and derivative instruments
The following tables provide an analysis of the anticipated contractual cash flows including interest payable for the Group’s non-
derivative financial liabilities on an undiscounted basis. For the purpose of this table, debt is defined as all classes of borrowings except for lease liabilities. Interest is calculated based on debt held at 31 December without taking account of future issuance.
Floating rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at 31 December.

At 31 December 2024	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,181)	(540)	(168)	(41)	(14,440)	–	(17,370)
Between one and two years	(1,411)	(500)	(222)	(34)	(1,247)	–	(3,414)
Between two and three years	(723)	(484)	(146)	(29)	(1,593)	–	(2,975)
Between three and four years	(2,362)	(434)	(109)	(23)	(1,461)	–	(4,389)
Between four and five years	(1,213)	(383)	(73)	(20)	(913)	–	(2,602)
Between five and ten years	(2,759)	(1,646)	(299)	(53)	(2,318)	–	(7,075)
Greater than ten years	(5,320)	(1,251)	(85)	(14)	(1,313)	–	(7,983)
Gross contractual cash flows	(15,969)	(5,238)	(1,102)	(214)	(23,285)	–	(45,808)

At 31 December 2023	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(2,660)	(547)	(156)	(41)	(14,526)	(17,930)
Between one and two years	(1,436)	(507)	(214)	(36)	(1,469)	(3,662)
Between two and three years	(1,477)	(466)	(134)	(31)	(1,150)	(3,258)
Between three and four years	(742)	(449)	(114)	(27)	(1,406)	(2,738)
Between four and five years	(2,359)	(399)	(88)	(23)	(940)	(3,809)
Between five and ten years	(3,054)	(1,611)	(325)	(75)	(2,037)	(7,102)
Greater than ten years	(5,172)	(1,467)	(176)	(21)	(1,043)	(7,879)
Gross contractual cash flows	(16,900)	(5,446)	(1,207)	(254)	(22,571)	(46,378)
The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments excluding equity options which do not give rise to cash flows, and other embedded derivatives, which are not material, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purpose of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

	2024		2023
	Gross cash inflows	Gross cash outflows	Gross cash inflows	Gross cash outflows
	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m
Less than one year	28,567	(28,634)	31,961	(31,944)
Between one and two years	36	(35)	–	–
Gross contractual cash flows	28,603	(28,669)	31,961	(31,944)